Shareholders' Equity (Details Narrative) (Superior Living SDN. BHD.) (10-K) - Superior Living SDN. BHD. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 16, 2019
Directors [Member]
Dividends paid	$ 3,292,466
Directors [Member] | RM [Member]
Dividends paid	$ 13,210,000
CEO and Director [Member]
Loans payable		$ 1,977,271
Stock issued during the period	8,090,598
CEO and Director [Member] | RM [Member]
Loans payable		$ 8,090,598
Share price		$ 1.00